FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /     /    (a)
         or fiscal year ending:           12/31/10 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name: Jefferson National Life Annuity Account K

      B.    File Number: 811-21500

      C.    Telephone Number: 502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville C. State: KY D. Zip Code: 40223 Zip Ext:

      E.    Foreign Country: Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N) Y

4.    Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A.    Is Registrant a series or multiple portfolio company? (Y/N) N
            [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? _____


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                                                         If filing more than one
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For period ending 12/31/10

File number 811-21500

UNIT INVESTMENT TRUSTS

111.  A.    [_]   Depositor Name:_______________________________________________

      B.    [_]   File Number (If any): ________________________________________

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

111.  A.    [_]   Depositor Name:_______________________________________________

      B.    [_]   File Number (If any):

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

112.  A.    [_]   Sponsor Name: ________________________________________________

      B.    [_]   File Number (If any):

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

112.  A.    [_]   Sponsor Name: ________________________________________________

      B.    [_]   File Number (If any):

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____


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                                                         If filing more than one
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For period ending 12/31/10

File number 811-21500

113.  A.    [_]   Trustee Name: ________________________________________________

      B.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

113.  A.    [_]   Trustee Name: ________________________________________________

      B.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

114.  A.    [/]   Principal Underwriter Name: Jefferson National Securities
                                              Corporation
      B.    [/]   File Number 8-_________

      C.    [/]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

114.  A.    [_]   Principal Underwriter Name: __________________________________

      B.    [_]   File Number 8-______

      C.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____

115.  A.    [/]   Independent Public Accountant Name: BDO USA, LLP

      B.    [/]   City: New York   State: NY Zip Code: 10017 Zip Ext.:__

115.  A.    [_]   Independent Public Accountant Name: __________________________

      B.    [_]   City: _______ State: _____ Zip Code: ______ Zip Ext.: ___

            [_]   Foreign Country: __________________ Foreign Postal Code: _____


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                                                         If filing more than one
                                                         Page 49, "X" box: [_]
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For period ending 12/31/10

File number 811-21500

116.  Family of investment companies information:

      A.    [_]   Is Registrant part of a family of investment companies?     Y
                  (Y/N) _______                                              ---
                                                                             Y/N

      B.    [_]   Identify the family in 10 letters: JNLSEPACCT
                  (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.    [_]   Is Registrant a separate account of an insurance company?   Y
                  (Y/N) _______                                              ---
                                                                             Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.    [_]   Variable annuity contracts? (Y/N) _______                   Y
                                                                             ---
                                                                             Y/N

      C.    [_]   Scheduled premium variable life contracts? (Y/N) _______    N
                                                                             ---
                                                                             Y/N

      D.    [_]   Flexible premium variable life contracts? (Y/N) _______     N
                                                                             ---
                                                                             Y/N

      E.    [_]   Other types of insurance products registered under the
                  Securities Act of 1933? (Y/N) _______                       N
                                                                             ---
                                                                             Y/N

118.  [_]   State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
            ______________________________                                   ---

119.  [_]   State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
            _________________________                                         0
                                                                             ---

120.  [_]   State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
            ___________________________                                      $0
                                                                             ---

121.  [_]   State the number of series for which a current prospectus was in existence at the end of the period
            __________________________________________                       ---

122.  [_]   State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
            period _____________________                                      0
                                                                             ---


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                                                         If filing more than one
                                                         Page 50, "X" box: [_]
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For period ending 12/31/10

File number 811-21500

123.  [_]   State the total value of the additional units considered in
            answering item 122 ($000's omitted) _______________________      $
                                                                             ---

124.  [_]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
            in the subsequent series) ($000's omitted) ________________      $
                                                                             ---

125.  [_]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted)            $
            ___________________________________                              ---

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) ______
                                                                             $__

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                    Number of   Total Assets    Total Income
                                                                     Series        ($000's      Distributions
                                                                    Investing     omitted)     ($000's omitted)
                                                                    ---------     --------     ----------------

A. U.S. Treasury direct issue                                        ________    $ ________      $ ________

B. U.S. Government agency                                            ________    $ ________      $ ________

C. State and municipal tax-free                                      ________    $ ________      $ ________

D. Public utility debt                                               ________    $ ________      $ ________

E. Brokers or dealers debt or debt of brokers' or dealers' parent    ________    $ ________      $ ________

F. All other corporate intermed. & long-term debt                    ________    $ ________      $ ________

G. All other corporate short-term debt                               ________    $ ________      $ ________

H. Equity securities of brokers or dealers or parents of brokers     ________    $ ________      $ ________
   or dealers

I. Investment company equity securities                              ________    $ ________      $ ________

J. All other equity securities                                       ________    $ ________      $ ________

K. Other securities                                                  ________    $ ________      $ ________

L. Total assets of all series of registrant                          ________    $ ________      $ ________


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                                                         If filing more than one
                                                         Page 51, "X" box: [_]
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For period ending 12/31/10

File number 811- 21500

128.  [_]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
            the issuer? (Y/N) _______                                         N
                                                                             ---

            [If answer is "N" (No), go to item 131.]                         Y/N

129.  [_]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
            current period? (Y/N) _______                                     N
                                                                             ---

            [If answer is "N" (No), go to item 131.]                         Y/N

130.  [_]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived
            from insurance or guarantees? (Y/N) _______                       N
                                                                             ---
                                                                             Y/N

131.        Total expenses incurred by all series of Registrant during the
            current reporting period ($000's omitted)                        $
            ________________________________________                         ---

132.  [_]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

            811 - _____   811 - _____   811 - _____   811 - _____   811 - _____

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Louisville  State of: Kentucky Date: __________________

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance
                                             Company

By: /s/ Laurence Greenberg             Witness: /s/ Craig A. Hawley
    ----------------------                      -------------------
    (Name and Title) Laurence Greenberg         (Name and Title) Craig A. Hawley
                     CEO & President                             General Counsel
                                                                 & Secretary


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